Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
In the table below, we provide certain information about Pay Versus Performance for our Principal Executive Officers (“PEO”) and other named executive officers (“NEO”) reflecting executive compensation actually paid compared to Total Shareholder Return (“TSR”) for the fiscal years ended December 31, 2025, 2024, 2023, 2022 and 2021.

Year	Summary Compensation Table (“SCT”) Total for PEOs ($)(1)	Compensation Actually Paid to PEOs ($)(2)	Average SCT Total for Non-PEO NEOs ($)(1)	Average Compensation Paid to Non-PEO NEOs ($)(2)	TSR Based on Fixed $100 Investment ($)(3)
2025	2,968,713	3,944,967	953,332	776,875	357.17
2024	2,546,910	3,218,558	982,374	1,046,285	282.70
2023	3,585,243	3,387,854	656,212	768,862	169.62
2022	1,379,126	1,881,275	569,665	621,088	120.89
2021	1,749,279	2,259,464	478,742	377,955	110.44

Named Executive Officers, Footnote	The PEOs were Justin C. Jacobs (2024 and 2025), Stephen C. Taylor (2021 and Interim CEO for 2022, 2023 and 2024) and John Chisholm (Interim CEO for 2022) The NEOs were Brian L. Tucker and Ian M. Eckert for 2024 and 2025, Brian L. Tucker and James R. Hazlett for 2023 and Micah C. Foster and James R. Hazlett for 2022 and 2021.
PEO Total Compensation Amount	$ 2,968,713	$ 2,546,910	$ 3,585,243	$ 1,379,126	$ 1,749,279
PEO Actually Paid Compensation Amount	$ 3,944,967	3,218,558	3,387,854	1,881,275	2,259,464
Adjustment To PEO Compensation, Footnote
Compensation Actually Paid to PEOs

Year	PEO	SCT Total for PEOs ($)(1)	Exclusion of Equity Awards for PEOs ($)	Inclusion of Equity Values for PEOs ($)	Compensation Actually Paid to PEOs ($)
2025	Justin C. Jacobs	2,968,713	(1,631,862)	2,608,116	3,944,967
2024	Justin C. Jacobs	2,284,275	(1,225,274)	1,856,114	2,915,115
2024	Stephen C. Taylor	262,635	—	40,808	303,443
2024	Combined Total	2,546,910	(1,225,274)	1,896,922	3,218,558
2023	Stephen C. Taylor	3,585,243	(200,000)	2,611	3,387,854
2022	Stephen C. Taylor	949,997	(313,545)	815,694	1,452,146
2022	John Chisholm	429,129	(59,635)	59,635	429,129
2022	Combined Total	1,379,126	(373,180)	875,329	1,881,275
2021	Stephen C. Taylor	1,749,279	(722,160)	1,232,345	2,259,464

(1)    As discussed elsewhere herein, $2,754,000 of compensation paid to Mr. Taylor in 2023 relates to amounts paid pursuant to his Retirement Agreement negotiated during 2022.

Non-PEO NEO Average Total Compensation Amount	$ 953,332	982,374	656,212	569,665	478,742
Non-PEO NEO Average Compensation Actually Paid Amount	$ 776,875	1,046,285	768,862	621,088	377,955
Adjustment to Non-PEO NEO Compensation Footnote
Compensation Actually Paid to NEOs

Year	Average Summary SCT for NEOs ($)	Average Exclusion of Equity Awards for NEOs ($)	Average Inclusion of Equity Values for NEOs ($)	Average Compensation Actually Paid to NEOs ($)
2025	953,332	(226,432)	49,975	776,875
2024	982,374	(470,712)	534,623	1,046,285
2023	656,212	(240,479)	353,129	768,862
2022	569,665	(144,908)	196,331	621,088
2021	478,742	(190,163)	89,376	377,955

Total Shareholder Return Amount	$ 357.17	$ 282.70	$ 169.62	$ 120.89	110.44
PEO Name	Justin C. Jacobs	Justin C. Jacobs	Stephen C. Taylor	John Chisholm
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by our NEOs. These amounts reflect the SCT Total with certain adjustments for stock-based compensation attributable to equity awards. The equity values are calculated in accordance with FASB ASC Topic 718.Total Shareholder Return (“TSR”) for the years ended December 31, 2025, 2024, 2023, 2022 and 2021 is based on an initial price of $9.48 per share of our Common Stock.
Equity Awards Adjustments, Footnote
Total Inclusion of Equity Values for PEOs

Year	PEO	Year-End Fair Value ("FV") of Equity Awards Granted During the Year that Remained Unvested at the End of the Year ($)	Change in FV From Last Day of Prior Year to Last Day of Current Year of Unvested Equity Awards ($)	Change in FV From Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During the Year ($)	Value of Dividends Paid on Equity Awards Not Otherwise Included ($)	Total Inclusion of Equity Values ($)
2025	Justin C. Jacobs	2,204,311	402,759	1,046	—	2,608,116
2024	Justin C. Jacobs	1,856,114	—	—	—	1,856,114
2024	Stephen C. Taylor	—	—	40,808	—	40,808
2024	Combined Total	1,856,114	—	40,808	—	1,896,922
2023	Stephen C. Taylor	262,424	—	(259,813)	—	2,611
2022	Stephen C. Taylor	697,215	103,144	15,335	—	815,694
2022	John Chisholm	—	—	59,635	—	59,635
2022	Combined Total	697,215	103,144	74,970	—	875,329
2021	Stephen C. Taylor	1,143,450	105,579	(16,684)	—	1,232,345
2021	Stephen C. Taylor	1,143,450	105,579	(16,684)	—	1,232,345

Total Inclusion of Equity Values for NEOs

Year	Year-End Fair Value ("FV") of Equity Awards Granted During the Year that Remained Unvested at the End of the Year ($)	Change in FV From Last Day of Prior Year to Last Day of Current Year of Unvested Equity Awards ($)	Change in FV From Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During the Year ($)	Value of Dividends Paid on Equity Awards Not Otherwise Included ($)	Total Inclusion of Equity Values ($)
2025	—	43,354	6,621	—	49,975
2024	506,199	22,732	5,692	—	534,623
2023	364,342	—	(11,213)	—	353,129
2022	183,589	9,900	2,842	—	196,331
2021	130,875	6,601	(48,100)	—	89,376

Stock Price						$ 9.48
Justin C. Jacobs [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,968,713	$ 2,284,275
PEO Actually Paid Compensation Amount	3,944,967	2,915,115
Stephen C. Taylor [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		262,635	$ 3,585,243	$ 949,997	1,749,279
PEO Actually Paid Compensation Amount		303,443	3,387,854	1,452,146	2,259,464
John Chisholm [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				429,129
PEO Actually Paid Compensation Amount				429,129
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,225,274)		(373,180)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,896,922		875,329
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,856,114		697,215
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		103,144
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		40,808		74,970
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0
PEO | Justin C. Jacobs [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,631,862)	(1,225,274)
PEO | Justin C. Jacobs [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,608,116	1,856,114
PEO | Justin C. Jacobs [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,204,311	1,856,114
PEO | Justin C. Jacobs [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	402,759	0
PEO | Justin C. Jacobs [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,046	0
PEO | Justin C. Jacobs [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Stephen C. Taylor [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(200,000)	(313,545)	(722,160)
PEO | Stephen C. Taylor [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		40,808	2,611	815,694	1,232,345
PEO | Stephen C. Taylor [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	262,424	697,215	1,143,450
PEO | Stephen C. Taylor [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	103,144	105,579
PEO | Stephen C. Taylor [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		40,808	(259,813)	15,335	(16,684)
PEO | Stephen C. Taylor [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | John Chisholm [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(59,635)
PEO | John Chisholm [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				59,635
PEO | John Chisholm [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | John Chisholm [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | John Chisholm [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				59,635
PEO | John Chisholm [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(226,432)	(470,712)	(240,479)	(144,908)	(190,163)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,975	534,623	353,129	196,331	89,376
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	506,199	364,342	183,589	130,875
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,354	22,732	0	9,900	6,601
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,621	5,692	(11,213)	2,842	(48,100)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0